Group Information - Summary of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Parent
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Isle of Man
% equity interest	100.00%	100.00%
Principal activities	Holding company
Farfetch UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	England & Wales
% equity interest	100.00%	100.00%
Principal activities	Marketing, providing editorial and merchant services
Farfetch-Portugal Unipessoal LDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Portugal
% equity interest	100.00%	100.00%
Principal activities	Back office support
FFBR importacao e exportacao LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Brazil
% equity interest	100.00%	100.00%
Principal activities	Import & Export Agent for Farfetch
Farfetch HK Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Hong Kong
% equity interest	100.00%	100.00%
Principal activities	Holding Company
Farfetch.com Brasil Servicos LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Brazil
% equity interest	100.00%	100.00%
Principal activities	E-commerce, marketing and editorial services
Browns (South Molton Street) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	England & Wales
% equity interest	100.00%	100.00%
Principal activities	Retail
Farfetch.com US LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	USA
% equity interest	100.00%	100.00%
Principal activities	E-commerce and marketing
Farfetch Japan Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Japan
% equity interest	100.00%	100.00%
Principal activities	E-commerce and marketing
LASO.CO.LTD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Japan
% equity interest	100.00%	100.00%
Principal activities	E-commerce and marketing
Farfetch China (HK Holdings) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Hong Kong
% equity interest	100.00%	100.00%
Principal activities	Holding company
Farfetch (Shanghai) E-Commerce Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	China
% equity interest	100.00%	100.00%
Principal activities	E-commerce services
Farfetch HK Production Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Hong Kong
% equity interest	100.00%	100.00%
Principal activities	E-commerce and marketing
Farfetch Store of the Future Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	England & Wales
% equity interest	100.00%	100.00%
Principal activities	Dormant
Fashion Concierge UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	England & Wales
% equity interest	100.00%	100.00%
Principal activities	E-commerce services
F&C Fashion Concierge, LDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Portugal
% equity interest	100.00%	100.00%
Principal activities	Dormant
Farfetch Black & White Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	England & Wales
% equity interest	100.00%	100.00%
Principal activities	E-commerce services
Farfetch International Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Isle of Man
% equity interest	100.00%	100.00%
Principal activities	Holding company
Farfetch México, S.A de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Mexico
% equity interest	100.00%	100.00%
Principal activities	Back office support
Farfetch Finance Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	England & Wales
% equity interest	25.00%	25.00%
Principal activities	Finance
Fashion Concierge Powered By Farfetch, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	USA
% equity interest	100.00%	100.00%
Principal activities	E-commerce services
Farfetch India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	India
% equity interest	100.00%	100.00%
Principal activities	Back office support
Farfetch Middle East FZE
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	UAE
% equity interest	100.00%	100.00%
Principal activities	Back office support
Farfetch Italia S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Italy
% equity interest	100.00%	100.00%
Principal activities	Back office support
Farfetch Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Australia
% equity interest	100.00%	100.00%
Principal activities	Back office support
Farfetch US Holdings, INC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	USA
% equity interest	100.00%	100.00%
Principal activities	Holding Company
Fashion Concierge HK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Hong Kong
% equity interest	100.00%	100.00%
Principal activities	E-commerce services
Yankee Merger Sub, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	USA
% equity interest	100.00%	100.00%
Principal activities	Merger Company for acquisition